UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08777

        Credit Suisse High Yield Bond Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse High Yield Bond Fund Schedule of Investments January 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (133.0%)
Aerospace (2.1%)
$725	DRS Technologies, Inc., Global Senior
	Subordinated Notes (Callable 11/01/08
	@ $103.44) §	(B , B3)	11/01/13	6.875	$723,187
1,100	DRS Technologies, Inc., Senior Subordinated
	Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	1,122,000
225	K & F Acquisition, Inc., Global Company
	Guaranteed Notes (Callable 11/15/09
	@ $103.88)	(B- , Caa1)	11/15/14	7.750	230,063
2,000	L-3 Communications Corp., Global Senior
	Subordinated Notes (Callable 01/15/10
	@ $102.94) §	(BB+ , Ba3)	01/15/15	5.875	1,940,000
750	Sequa Corp., Series B, Senior Notes	(BB- , B1)	04/01/08	8.875	798,750

					4,814,000

Airlines (0.5%)
1,200	American Airlines, Inc., Series 01-2, Pass Thru
	Certificates §	(B , B1)	04/01/08	7.800	1,192,169

Automobile Manufacturing/Vehicle Parts (9.8%)
575	Accuride Corp., Global Company Guaranteed Notes
	(Callable 02/01/10 @ $104.25)	(B- , B3)	02/01/15	8.500	575,000
1,200	American Tire Distributors Holdings, Inc., Senior
	Notes (Callable 04/01/09 @ $105.38)	(CCC+ , Caa2)	04/01/13	10.750	1,074,000
425	ArvinMeritor, Inc., Notes §	(BB , Ba2)	03/01/12	8.750	422,875
400	Cooper-Standard Automotive, Inc., Global
	Company Guaranteed Notes (Callable 12/15/09
	@ $104.19) §	(B- , Caa1)	12/15/14	8.375	319,000
125	Delphi Corp., Global Notes ø	(NR , NR)	06/15/06	6.550	71,563
405	Dura Operating Corp., Series D, Company
	Guaranteed Notes (Callable 05/01/06
	@ $101.50)	(CCC+ , Caa2)	05/01/09	9.000	212,625
1,750	Ford Motor Credit Co., Global Notes §	(BB- , Ba2)	10/01/13	7.000	1,587,453
4,925	Ford Motor Credit Co., Notes §	(BB- , Ba2)	06/16/08	6.625	4,636,823
875	General Motors Acceptance Corp., Global Bonds	(BB , Ba1)	11/01/31	8.000	894,631
1,650	General Motors Acceptance Corp., Global Notes §	(BB , Ba1)	05/15/09	5.625	1,547,076
5,660	General Motors Acceptance Corp., Global Notes §	(BB , Ba1)	12/01/14	6.750	5,372,936
1,600	Goodyear Tire & Rubber Company, Global Senior
	Notes (Callable 07/01/10 @ $104.50)	(B- , B3)	07/01/15	9.000	1,608,000
500	Keystone Automotive Operations, Inc., Global
	Senior Subordinated Notes (Callable 11/01/08
	@ $104.88)	(B- , Caa1)	11/01/13	9.750	435,000
550	Meritor Automotive, Inc, Notes	(BB , Ba2)	02/15/09	6.800	525,250
900	Stanadyne Corp., Global Senior Subordinated
	Notes (Callable 08/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	868,500
600	Stoneridge, Inc., Global Company Guaranteed
	Notes (Callable 05/01/07 @ $105.75)	(B+ , B1)	05/01/12	11.500	609,000
800	Tenneco Automotive, Inc., Global Company
	Guaranteed Notes (Callable 11/15/09
	@ $104.31) §	(B- , B3)	11/15/14	8.625	808,000
1,000	Visteon Corp., Global Senior Notes §	(B- , B3)	08/01/10	8.250	847,500

					22,415,232

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Broadband (0.6%)
$1,400	Level 3 Communications, Inc., Senior Notes
	(Callable 05/01/06 @ $100.00) §	(CCC- , Ca)	05/01/08	9.125	$1,344,000

Broadcast/Outdoor (1.9%)
1,000	Allbritton Communications Co., Global Senior
	Subordinated Notes (Callable 12/15/07
	@ $103.88)	(B- , B3)	12/15/12	7.750	1,007,500
257	Emmis Communications Corp., Global Senior
	Notes (Callable 12/15/06 @ $102.00) #	(B- , B3)	03/15/12	10.366	258,750
325	Nexstar Finance, Inc., Global Senior Subordinated
	Notes (Callable 01/15/09 @ $103.50) §	(CCC+ , B3)	01/15/14	7.000	302,656
725	Rainbow National Services LLC, Rule 144A,
	Senior Notes (Callable 09/01/09 @ $105.19) ‡§	(B , B3)	09/01/14	10.375	815,625
325	Sinclair Broadcast Group, Inc., Global Company
	Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	340,031
975	WMG Holdings Corp., Global Senior Discount
	Notes (Callable 12/15/09 @ $104.75) +	(B- , B3)	12/15/14	0.000	714,188
990	Young Broadcasting, Inc., Global Company
	Guaranteed Notes (Callable 03/01/06
	@ $105.00) §	(CCC- , Caa2)	03/01/11	10.000	903,375

					4,342,125

Building Products (5.1%)
250	Ahern Rentals, Inc., Rule 144A, Secured Notes
	(Callable 08/15/09 @ 104.63) ‡	(B- , B3)	08/15/13	9.250	263,750
1,000	Associated Materials, Inc., Global Senior Discount
	Notes (Callable 03/01/09 @ $105.62) +§	(CCC , Caa3)	03/01/14	0.000	520,000
1,300	Building Materials Corp., Global Secured Notes
	(Callable 08/01/09 @ $103.88)	(B+ , B2)	08/01/14	7.750	1,267,500
750	Compression Polymers Holding Corp., Rule 144A,
	Senior Notes (Callable 07/01/09 @ $105.25) ‡	(B- , B2)	07/01/13	10.500	744,375
500	Dayton Superior Corp., Company Guaranteed
	Notes (Callable 06/15/07 @ $102.17) §	(CCC , Caa3)	06/15/09	13.000	397,500
750	Dayton Superior Corp., Global Secured Notes
	(Callable 06/15/06 @ $105.62)	(B- , Caa1)	09/15/08	10.750	742,500
2,000	Goodman Global Holdings Co., Inc., Rule 144A,
	Senior Subordinated Notes (Callable 12/15/08
	@ $103.94) ‡§	(B- , Caa1)	12/15/12	7.875	1,900,000
1,100	Interface, Inc., Global Senior Subordinated Notes
	(Callable 02/01/09 @ $104.75)	(CCC , Caa1)	02/01/14	9.500	1,105,500
325	Norcraft Companies/Finance, Global Senior
	Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B3)	11/01/11	9.000	336,781
750	Norcraft Holdings LP, Global Senior Discount
	Notes (Callable 09/01/08 @ $104.88) +	(B- , Caa1)	09/01/12	0.000	540,000
1,100	Nortek, Inc., Global Senior Subordinated Notes
	(Callable 09/01/09 @ $104.25)	(CCC+ , Caa1)	09/01/14	8.500	1,075,250
1,000	NTK Holdings, Inc., Global Senior Discount
	Notes (Callable 09/01/09 @ $105.38) +§	(CCC+ , Caa2)	09/01/14	0.000	643,750
1,000	Ply Gem Industries, Inc., Global Senior
	Subordinated Notes (Callable 02/15/08
	@ $104.50) §	(B- , B3)	02/15/12	9.000	870,000
1,000	RMCC Acquisition Co., Rule 144A, Senior
	Subordinated Notes (Callable 11/01/08
	@ $104.75) ‡	(CCC+ , Caa1)	11/01/12	9.500	1,020,000
1,275	Werner Holding Co., Inc., Series A, Company
	Guaranteed Notes (Callable 04/13/06 @ $100.00) §	(CCC- , Caa3)	11/15/07	10.000	274,125

					11,701,031

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Cable (7.0%)
$1,450	Atlantic Broadband Finance LLC, Global
	Company Guaranteed Notes (Callable
	01/15/09 @ $104.69)	(CCC+ , Caa1)	01/15/14	9.375	$1,326,750
600	Cablevision Systems Corp., Series B, Global
	Senior Notes	(B , B3)	04/15/12	8.000	574,500
1,415	CCH I LLC, Rule 144A, Secured Notes (Callable
	10/01/10 @ $105.50) ‡	(CCC- , Caa3)	10/01/15	11.000	1,170,912
1,660	CCO Holdings LLC, Global Senior Notes (Callable
	11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	1,601,900
90	CCO Holdings LLC, Rule 144A, Senior Notes
	(Callable 11/15/08 @ 104.38) ‡	(CCC- , B3)	11/15/13	8.750	86,850
1,200	Charter Communications Holdings LLC, Senior
	Notes (Callable 04/01/06 @ $101.44) §	(CCC- , Ca)	04/01/09	8.625	894,000
2,500	Charter Communications Holdings LLC, Senior
	Notes (Callable 09/15/08 @ $105.12)	(CCC- , Caa1)	09/15/10	10.250	2,471,875
2,100	CSC Holdings, Inc., Rule 144A, Senior Notes ‡#	(B+ , B2)	04/15/12	7.000	2,016,000
980	CSC Holdings, Inc., Series B, Senior Notes §	(B+ , B2)	04/01/11	7.625	986,125
1,750	DIVA Systems Corp., Series B, Senior Discount
	Notes (Callable 03/01/06 @ $100.00) ^ø	(NR , NR)	03/01/08	0.000	43,750
1,400	Insight Communications Company, Inc., Senior
	Discount Notes (Callable 02/15/06 @ $106.12) +	(CCC+ , Caa1)	02/15/11	0.000	1,480,500
200	Insight Midwest/Insight Capital, Senior Notes
	(Callable 10/01/06 @ $101.63)	(B , B2)	10/01/09	9.750	207,000
500	Insight Midwest/Insight Capital Corp., Global
	Senior Notes (Callable 11/01/06 @ $103.50)	(B , B2)	11/01/10	10.500	529,375
200	Mediacom Broadband LLC, Rule 144A, Senior
	Notes (Callable 10/15/10 @ $104.25) ‡	(B , B2)	10/15/15	8.500	190,000
2,500	Mediacom LLC Capital Corp., Senior Notes
	(Callable 01/15/07 @ $103.17) §	(B , B3)	01/15/13	9.500	2,493,750

					16,073,287

Capital Goods (1.1%)
1,000	Blount, Inc., Senior Subordinated Notes (Callable
	08/01/08 @ $104.44)	(B , B3)	08/01/12	8.875	1,055,000
850	Case New Holland, Inc., Global Company
	Guaranteed Notes (Callable 08/01/07 @ $104.63)	(BB- , Ba3)	08/01/11	9.250	913,750
1	JII Holdings LLC, Global Secured Notes (Callable
	01/01/07 @ $100.00)	(CCC- , Caa2)	04/01/07	13.000	440
650	Terex Corp., Global Company Guaranteed Notes
	(Callable 01/15/09 @ $103.69)	(B , Caa1)	01/15/14	7.375	656,500

					2,625,690

Chemicals (6.0%)
650	BCP Crystal Holdings Corp., Global Senior
	Subordinated Notes (Callable 06/15/09 @ $104.81)	(B- , B3)	06/15/14	9.625	724,750
876	Crystal US Holdings, Series B, Global Senior
	Discount Notes (Callable 10/01/09 @ $105.25) +	(B- , Caa2)	10/01/14	0.000	652,620
1,000	Equistar Chemicals LP/ Equistar Funding Corp.,
	Global Company Guaranteed Notes	(BB- , B2)	09/01/08	10.125	1,095,000
227	Huntsman Company LLC, Global Company
	Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB- , Ba3)	10/15/10	11.625	261,050
773	Huntsman LLC, Global Company Guaranteed Notes
	(Callable 07/15/08 @ $105.75) #	(B , B2)	07/15/12	11.500	890,882
1,100	IMC Global, Inc., Global Senior Notes (Callable
	08/01/08 @ $105.44)	(BB , Ba3)	08/01/13	10.875	1,270,500
1,450	IMC Global, Inc., Series B, Global Company
	Guaranteed Notes (Callable 06/01/06 @ $105.62)	(BB , Ba3)	06/01/11	11.250	1,566,000
1,200	KI Holdings, Inc., Global Senior Discount Notes
	(Callable 11/15/09 @ $104.94) +	(B- , Caa2)	11/15/14	0.000	810,000
1,000	Lyondell Chemical Co., Global Company
	Guaranteed Notes (Callable 06/01/08 @ $105.25) §	(BB- , B1)	06/01/13	10.500	1,132,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Chemicals (continued)
$1,850	Millennium America, Inc., Global Company
	Guaranteed Notes §	(BB- , B1)	06/15/08	9.250	$1,998,000
750	Nalco Co., Global Senior Notes (Callable
	11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	768,750
750	PolyOne Corp., Global Company Guaranteed
	Notes (Callable 05/15/07 @ $105.31) §	(B+ , B3)	05/15/10	10.625	801,562
832	Terra Capital, Inc., Global Secured Notes (Callable
	06/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	931,840
725	Tronox Worldwide/Finance, Rule 144A, Senior
	Notes (Callable 12/01/09 @ $104.75) ‡§	(B+ , B1)	12/01/12	9.500	759,438

					13,662,892

Competitive Local Exchange Carrier (1.1%)
750	GCI, Inc., Global Senior Notes (Callable 02/15/09
	@ $103.63) §	(B+ , B2)	02/15/14	7.250	742,500
1,617	Madison River Capital LLC, Senior Notes (Callable
	03/01/06 @ $104.42)	(B- , B3)	03/01/10	13.250	1,709,978

					2,452,478

Consumer Products/Tobacco (6.0%)
850	AAC Group Holding Corp., Global Senior Discount
	Notes (Callable 10/01/08 @ $105.13) +	(B- , Caa1)	10/01/12	0.000	633,250
500	Ames True Temper, Global Company Guaranteed
	Notes (Callable 01/15/07 @ $103.00) #	(CCC+ , Caa1)	04/18/12	8.600	471,250
1,400	Ames True Temper, Global Senior Subordinated
	Notes (Callable 07/15/08 @ $105.00) §	(CCC- , Caa2)	07/15/12	10.000	1,092,000
1,525	Amscan Holdings, Inc., Global Senior
	Subordinated Notes (Callable 05/01/09
	@ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	1,307,687
1,000	Del Laboratories, Inc., Global Company
	Guaranteed Notes (Callable 02/01/08
	@ $104.00) §	(CCC+ , Caa2)	02/01/12	8.000	815,000
1,125	Jarden Corp., Global Company Guaranteed
	Notes (Callable 05/01/07 @ $104.88) §	(B- , B3)	05/01/12	9.750	1,130,625
1,500	Johnsondiversey Holdings, Inc., Global Discount
	Notes (Callable 05/15/07 @ $105.34) +	(B- , Caa1)	05/15/13	0.000	1,267,500
1,000	PCA LLC/PCA Finance Corp., Global Senior Notes	(C , Ca)	08/01/09	11.875	250,000
1,300	Playtex Products, Inc., Global Company
	Guaranteed Notes (Callable 06/01/06
	@ $104.69) §	(CCC+ , Caa1)	06/01/11	9.375	1,373,125
1,125	Prestige Brands, Inc., Global Senior Subordinated
	Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	1,134,844
500	Rayovac Corp., Global Senior Subordinated
	Notes (Callable 10/01/08 @ $104.25)	(B- , B3)	10/01/13	8.500	431,250
750	Remington Arms Company, Inc., Global Company
	Guaranteed Notes (Callable 02/01/07
	@ $105.25) §	(CCC- , B3)	02/01/11	10.500	690,000
750	Revlon Consumer Products Corp., Global Senior
	Notes (Callable 04/01/08 @ $104.75)	(CCC , Caa2)	04/01/11	9.500	693,750
425	Samsonite Corp., Global Senior Subordinated
	Notes (Callable 06/01/08 @ $104.44)	(B- , B3)	06/01/11	8.875	450,500
1,250	Sealy Mattress Co., Global Senior Subordinated
	Notes (Callable 06/15/09 @ $104.13) §	(B- , B3)	06/15/14	8.250	1,296,875
850	Trimas Corp., Global Company Guaranteed Notes
	(Callable 06/15/07 @ $104.94)	(CCC+ , B3)	06/15/12	9.875	731,000

					13,768,656

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Containers (4.8%)
$1,600	Berry Plastics Corp., Global Company Guaranteed
	Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	$1,744,000
1,200	Constar International, Inc., Senior Subordinated
	Notes (Callable 12/01/07 @ $105.50) §	(CCC , Caa3)	12/01/12	11.000	978,000
650	Crown Americas, Rule 144A, Senior Notes
	(Callable 11/15/10 @ $103.88) ‡§	(B , B1)	11/15/15	7.750	677,625
50	Graham Packaging Company, Inc., Global
	Company Guaranteed Notes (Callable 10/15/08
	@ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	50,500
1,375	Graham Packaging Company, Inc., Global
	Subordinated Notes (Callable 10/15/09
	@ $104.94) §	(CCC+ , Caa2)	10/15/14	9.875	1,368,125
1,100	Graphic Packaging International Corp., Global
	Senior Subordinated Notes (Callable 08/15/08
	@ 104.75) §	(B- , B3)	08/15/13	9.500	1,039,500
1,000	Intertape Polymer US, Inc., Global Senior
	Subordinated Notes (Callable 08/01/09
	@ $104.25)	(B- , B3)	08/01/14	8.500	990,000
1,000	Owens-Brockway Glass Containers, Global
	Company Guaranteed Notes (Callable 02/15/06
	@ $104.44)	(BB- , B1)	02/15/09	8.875	1,048,750
850	Owens-Brockway Glass Containers, Global
	Company Guaranteed Notes (Callable 05/15/08
	@ $104.13)	(B , B2)	05/15/13	8.250	898,875
500	Pliant Corp., Company Guaranteed Notes (Callable
	06/01/06 @ $104.33) ø	(NR , NR)	06/01/10	13.000	125,000
0	Pliant Corp., Global Secured Notes (Callable
	06/15/07 @ $111.62) ø (1)	(NR , NR)	06/15/09	11.625	536
725	Solo Cup Co., Global Senior Subordinated Notes
	(Callable 02/15/09 @ $104.25)	(B- , Caa1)	02/15/14	8.500	643,438
250	U.S. Can Corp., Global Company Guaranteed
	Notes (Callable 10/01/06 @ $104.13)	(CCC+ , Caa3)	10/01/10	12.375	246,250
1,000	U.S. Can Corp., Global Company Guaranteed
	Notes (Callable 07/15/07 @ $105.44)	(CCC+ , Caa2)	07/15/10	10.875	1,055,000

					10,865,599

Diversified Telecommunications (3.1%)
865	Hawaiian Telcom Communications, Inc., Rule
	144A, Notes (Callable 05/01/09 @ $104.88) ‡§	(CCC+ , B3)	05/01/13	9.750	858,512
325	LCI International, Inc., Senior Notes	(NR , NR)	06/15/07	7.250	329,063
1,835	Qwest Capital Funding, Inc., Global Company
	Guaranteed	(B , B3)	02/15/11	7.250	1,857,937
400	Qwest Communications International, Inc., Global
	Company Guaranteed Notes (Callable 02/15/08
	@ $103.63) §	(B , B2)	02/15/11	7.250	404,000
900	Qwest Corp., Global Senior Notes	(BB , Ba3)	09/01/11	7.875	956,250
1,339	Qwest Corp., Rule 144A, Senior Notes ‡	(BB , Ba3)	06/15/15	7.625	1,414,319
1,250	Time Warner Telecom Holdings, Inc., Global
	Company Guaranteed Notes (Callable 02/15/09
	@ $104.63)	(CCC+ , B3)	02/15/14	9.250	1,337,500

					7,157,581

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Energy - Other (5.1%)
$1,800	Dynegy Holdings, Inc., Rule 144A, Secured Notes
	(Callable 07/15/08 @ $105.06) ‡	(B- , B1)	07/15/13	10.125	$2,040,750
250	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , B2)	04/01/11	6.875	252,500
750	El Paso Corp., Senior Notes §	(B- , Caa1)	05/15/11	7.000	765,938
1,000	El Paso Natural Gas, Series A, Global Senior
	Notes (Callable 08/01/07 @ $103.81)	(B , B1)	08/01/10	7.625	1,058,161
2,800	El Paso Production Holding Co., Global Company
	Guaranteed Notes (Callable 06/01/08 @ $103.02)	(B , B3)	06/01/13	7.750	2,975,000
450	Giant Industries, Inc., Company Guaranteed Notes
	(Callable 05/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	470,250
743	Giant Industries, Inc., Global Company Guaranteed
	Notes (Callable 05/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	830,302
825	Inergy LP/ Inergy Finance Corp., Rule 144A,
	Company Guaranteed Notes (Callable 03/01/11
	@ $104.13) ‡	(B , B1)	03/01/16	8.250	839,437
500	Reliant Energy, Inc., Secured Notes (Callable
	12/15/09 @ $103.38) §	(B+ , B1)	12/15/14	6.750	432,500
1,050	Reliant Resources, Inc., Global Secured Notes
	(Callable 07/15/08 @ $104.75)	(B+ , B1)	07/15/13	9.500	1,044,750
825	Williams Companies, Inc., Global Senior Unsecured
	Notes	(B+ , B1)	03/15/12	8.125	906,469

					11,616,057

Environmental Services (2.1%)
3,800	Allied Waste North America, Inc., Series B, Global
	Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , Caa1)	04/15/14	7.375	3,695,500
1,000	Waste Services, Inc., Global Senior Subordinated
	Notes (Callable 04/15/09 @ $104.75) §	(CCC , Caa2)	04/15/14	9.500	1,015,000

					4,710,500

Finance - Other (2.0%)
1,150	E*TRADE Financial Corp., Global Senior Notes
	(Callable 06/15/08 @ $104.00)	(B+ , B1)	06/15/11	8.000	1,201,750
800	Insurance Auto Auctions, Inc., Global Company
	Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+ , Caa1)	04/01/13	11.000	840,000
800	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	882,000
600	SGS International, Inc., Rule 144A Senior
	Subordinated Notes (Callable 12/15/09
	@ $106.00) ‡	(B- , Caa1)	12/15/13	12.000	606,750
1,000	Trustreet Properties, Inc., Global Senior Notes
	(Callable 04/01/10 @ $103.75)	(B+ , B1)	04/01/15	7.500	1,010,000

					4,540,500

Food Processors/Beverage/Bottling (1.4%)
177	Birds Eye Foods, Inc., Company Guaranteed Notes
	(Callable 11/01/06 @ $100.00)	(B- , B3)	11/01/08	11.875	181,425
600	Le-Natures, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 06/15/08 @ $104.50) ‡#	(CCC+ , B3)	06/15/13	10.000	633,000
1,000	National Beef Packing Company LLC, Global
	Senior Notes (Callable 08/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	1,030,000
500	Pinnacle Foods Holding Corp., Global Senior
	Subordinated Notes (Callable 12/01/08
	@ $104.13) §	(B- , B3)	12/01/13	8.250	483,750
850	Swift & Co., Global Senior Subordinated Notes
	(Callable 10/01/06 @ $106.25) §	(B , Caa1)	01/01/10	12.500	820,250

					3,148,425

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Gaming (7.7%)
$500	155 East Tropicana LLC, Global Secured Notes
	(Callable 04/01/09 @ $104.38) §	(B- , B3)	04/01/12	8.750	$476,250
1,050	Ameristar Casinos, Inc., Global Company
	Guaranteed Notes (Callable 02/15/06 @ $105.38)	(B+ , B2)	02/15/09	10.750	1,106,437
1,350	Aztar Corp., Global Senior Subordinated Notes
	(Callable 08/15/06 @ $104.50)	(B+ , Ba3)	08/15/11	9.000	1,439,437
250	Circus Circus & Eldorado, Global First Mortgage
	(Callable 03/01/07 @ $105.06)	(B , B1)	03/01/12	10.125	270,000
2,100	Hard Rock Hotel, Inc., Global Notes (Callable
	06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	2,294,250
1,000	Herbst Gaming, Inc., Global Senior Subordinated
	Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	1,037,500
1,250	Inn of The Mountain Gods, Global Senior Notes
	(Callable 11/15/07 @ $106.00) §	(B , B3)	11/15/10	12.000	1,228,125
900	Isle of Capri Casinos, Inc., Global Senior
	Subordinated Notes (Callable 03/01/09 @ $103.50)	(B , B2)	03/01/14	7.000	887,625
175	Kerzner International, Ltd., Global Senior
	Subordinated Notes (Callable 10/01/10
	@ $103.38) §	(B , B2)	10/01/15	6.750	171,500
1,500	Majestic Star Casino LLC, Company Guaranteed
	Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	1,608,750
1,000	Majestic Star LLC, Rule 144A, Senior Notes
	(Callable 10/15/08 @ $104.88) ‡	(B- , B3)	01/15/11	9.750	1,027,500
250	MGM Mirage, Company Guaranteed Notes	(BB , Ba2)	10/01/09	6.000	250,000
450	MGM Mirage, Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	490,500
450	MGM Mirage, Company Guaranteed Notes §	(B+ , Ba3)	02/01/11	8.375	486,000
1,000	MGM Mirage, Global Senior Notes	(BB , Ba2)	09/01/12	6.750	1,022,500
250	MTR Gaming Group, Inc., Series B, Global
	Company Guaranteed Notes (Callable 04/01/07
	@ $104.88)	(B+ , B2)	04/01/10	9.750	265,000
1,000	OED Corp., Global Company Guaranteed Notes
	(Callable 04/15/08 @ $104.38)	(B , B2)	04/15/12	8.750	985,000
400	Resorts International Hotel & Casino, Inc., Global
	Company Guaranteed Notes (Callable 03/15/07
	@ $106.00) §	(B , B2)	03/15/09	11.500	444,000
450	Station Casinos, Inc., Global Senior Subordinated
	Notes (Callable 03/01/09 @ $102.58) §	(B+ , Ba3)	03/01/16	6.875	459,563
335	Waterford Gaming LLC, Rule 144A, Senior Notes
	(Callable 09/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	358,450
250	Wheeling Island Gaming, Inc., Global Company
	Guaranteed Notes (Callable 12/15/06 @ $102.53)	(B+ , B3)	12/15/09	10.125	262,813
1,000	Wynn Las Vegas LLC, Global First Mortgage Notes
	(Callable 12/01/09 @ $103.31) §	(B+ , B2)	12/01/14	6.625	978,750

					17,549,950

Healthcare Facilities/Supplies (6.8%)
500	AMR HOLDCO/EMCARE HOLDCO, Global Senior
	Subordinated Notes (Callable 02/15/10 @ $105.00)	(B- , Caa1)	02/15/15	10.000	535,000
1,800	CDRV Investors, Inc., Global Senior Discount
	Notes (Callable 01/01/10 @ $104.81) +	(B- , Caa2)	01/01/15	0.000	1,174,500
1,000	Concentra Operating Corp., Global Company
	Guaranteed Notes (Callable 08/15/07 @ $104.75)	(B- , B3)	08/15/10	9.500	1,042,500
1,000	Extendicare Health Services, Inc., Senior
	Subordinated Notes (Callable 05/01/09 @ $103.44)	(B , B2)	05/01/14	6.875	982,500
750	Fisher Scientific International, Inc., Global Senior
	Subordinated Notes (Callable 08/15/09
	@ $103.38)	(BB+ , Ba2)	08/15/14	6.750	782,812
500	Hanger Orthopedic Group, Inc., Company
	Guaranteed Global Notes (Callable 02/15/06
	@ $105.19) §	(CCC+ , B3)	02/15/09	10.375	501,250
1,150	HCA, Inc., Notes	(BB+ , Ba2)	10/01/12	6.300	1,150,143

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Healthcare Facilities/Supplies (continued)
$1,025	Iasis Healthcare, Global Senior Subordinated
	Notes (Callable 06/15/09 @ $104.38)	(B- , B3)	06/15/14	8.750	$1,054,469
1,000	Medquest, Inc., Series B, Global Company
	Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC+ , Caa1)	08/15/12	11.875	925,000
1,500	MQ Associates, Inc., Global Senior Discount
	Notes (Callable 08/15/08 @ $109.00) +	(CCC+ , Caa3)	08/15/12	0.000	757,500
1,450	Tenet Healthcare Corp., Global Senior Notes §	(B , B3)	07/01/14	9.875	1,457,250
500	Tenet Healthcare Corp., Rule 144A, Senior
	Notes ‡§	(B , B3)	02/01/15	9.250	492,500
1,665	Triad Hospitals, Inc., Senior Notes (Callable
	05/15/08 @ $103.50)	(BB- , B2)	05/15/12	7.000	1,717,031
1,275	Universal Hospital Services, Inc., Global Senior
	Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	1,326,000
1,600	Vanguard Health Holding Company LLC, Global
	Senior Subordinated Notes (Callable 10/01/09
	@ $104.50) §	(CCC+ , Caa1)	10/01/14	9.000	1,696,000

					15,594,455

Home Builders (3.2%)
950	Ashton Woods USA/Finance, Rule 144A Senior
	Subordinated Note (Callable 10/01/10
	@ $104.75) ‡	(B- , B3)	10/01/15	9.500	889,437
625	K Hovnanian Enterprises, Inc., Global Company
	Guaranteed Notes	(BB , Ba1)	01/15/16	6.250	589,416
1,775	KB Home, Senior Subordinated Notes	(BB- , Ba2)	12/15/08	8.625	1,899,575
900	Standard Pacific Corp., Global Senior Notes	(BB , Ba2)	08/15/15	7.000	852,750
1,200	Technical Olympic USA, Inc., Global Senior
	Subordinated Notes	(B- , B2)	01/15/15	7.500	1,051,500
1,000	WCI Communities, Inc., Global Company
	Guaranteed Notes (Callable 05/01/07 @ $104.56)	(B+ , Ba3)	05/01/12	9.125	1,025,000
1,000	William Lyon Homes, Inc., Company Guaranteed
	Notes (Callable 04/01/08 @ $105.38) §	(B , B2)	04/01/13	10.750	1,040,000

					7,347,678

Industrial (1.2%)
1,000	Altra Industrial Motion, Inc., Rule 144A, Secured
	Notes (Callable 12/01/08 @ $104.50) ‡#	(CCC+ , B3)	12/01/11	9.750	997,500
1,000	Amsted Industries, Inc., Rule 144A, Senior Notes
	(Callable 10/15/07 @ $105.12) ‡§	(B , B3)	10/15/11	10.250	1,080,000
450	Amtrol, Inc., Senior Subordinated Notes §	(CCC- , Caa3)	12/31/06	10.625	432,984
200	Coleman Cable, Inc., Global Company Guaranteed
	Notes (Callable 10/01/08 @ $104.94)	(B- , B3)	10/01/12	9.875	167,000

					2,677,484

Leisure (3.2%)
1,355	Affinity Group, Inc., Global Senior Subordinated
	Notes (Callable 02/15/08 @ $105.44)	(B- , Caa1)	02/15/12	10.875	1,307,933
2,000	AMC Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 03/01/09
	@ $104.00)	(CCC+ , B3)	03/01/14	8.000	1,740,000
250	Bally Total Fitness Holding Corp., Global Senior
	Notes (Callable 07/15/07 @ $105.25)	(CCC- , Caa1)	07/15/11	10.500	259,375
500	Bluegreen Corp., Series B, Company Guaranteed
	Notes (Callable 04/01/06 @ $100.00)	(B- , B3)	04/01/08	10.500	502,500
1,150	Cinemark, Inc., Global Senior Discount Notes
	(Callable 03/15/09 @ $104.88) +	(B- , Caa1)	03/15/14	0.000	845,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Leisure (continued)
$650	Icon Health & Fitness, Inc., Global Company
	Guaranteed Notes (Callable 04/01/07
	@ $105.62) §	(CCC- , Caa3)	04/01/12	11.250	$636,188
950	Six Flags, Inc., Global Senior Notes (Callable
	02/01/06 @ $104.44)	(CCC , Caa1)	02/01/10	8.875	969,000
1,050	Six Flags, Inc., Global Senior Notes (Callable
	06/01/09 @ $104.81)	(CCC , Caa1)	06/01/14	9.625	1,073,625

					7,333,871

Lodging (0.5%)
650	Host Marriott LP, Global Senior Notes (Callable
	11/01/08 @ 103.56) §	(BB- , Ba2)	11/01/13	7.125	671,937
525	Host Marriott LP, Series O, Global Company
	Guaranteed Notes (Callable 03/15/10
	@ $103.19) §	(BB- , Ba2)	03/15/15	6.375	521,063

					1,193,000

Metals & Mining (3.9%)
900	AK Steel Corp., Global Company Guaranteed
	Notes (Callable 06/15/07 @ $103.88)	(B+ , B1)	06/15/12	7.750	882,000
1,000	Aleris International, Inc., Global Company
	Guaranteed Notes (Callable 11/15/09 @ $104.50)	(B , NR)	11/15/14	9.000	1,050,000
1,600	Alpha Natural Resources LLC, Global Company
	Guaranteed Notes (Callable 06/01/08 @ $105.00) #	(B- , B3)	06/01/12	10.000	1,768,000
1,000	Edgen Acquisition Corp., Global Secured Notes	(B- , B3)	02/01/11	9.875	995,000
1,100	International Steel Group, Inc., Global Senior
	Notes §	(BBB- , Ba1)	04/15/14	6.500	1,127,500
725	Southern Copper Corp., Global Senior Notes	(BBB- , Ba1)	07/27/35	7.500	727,997
1,000	UCAR Finance, Inc., Global Company Guaranteed
	Notes (Callable 02/15/07 @ $105.13)	(B- , B2)	02/15/12	10.250	1,071,250
750	WCI Steel, Inc., Series B, Senior Secured Notes ø	(NR , NR)	12/01/49	10.000	498,750
1,000	Wise Metals Group LLC, Global Secured Notes
	(Callable 05/15/08 @ $105.13) §	(CCC+ , Caa1)	05/15/12	10.250	695,000

					8,815,497

Paper & Forest Products (3.2%)
1,000	Appleton Papers, Inc., Series B, Senior
	Subordinated Notes (Callable 06/15/09 @ $104.88)	(B+ , B3)	06/15/14	9.750	955,000
550	Boise Cascade LLC, Global Company Guaranteed
	Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	510,125
615	Caraustar Industries, Inc., Global Company
	Guaranteed Notes (Callable 04/01/06
	@ $105.25) §	(B- , Caa1)	04/01/11	9.875	649,594
1,000	Cellu Tissue Holdings, Secured Notes (Callable
	03/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	990,000
750	Georgia-Pacific Corp., Global Senior Notes	(B , B2)	01/15/24	8.000	735,000
1,550	Newark Group, Inc., Global Senior Subordinated
	Notes (Callable 03/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	1,379,500
375	Newpage Corp., Global Secured Notes (Callable
	05/01/09 @ $106.00) §	(CCC+ , B3)	05/01/12	10.000	380,625
1,900	Stone Container Corp., Global Senior Notes
	(Callable 07/01/07 @ $104.19) §	(CCC+ , B2)	07/01/12	8.375	1,828,750

					7,428,594

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Pharmaceuticals (0.3%)
$700	Athena Neurosciences Finance LLC, Company
	Guaranteed Notes	(B , B3)	02/21/08	7.250	$693,000

Publishing (6.1%)
1,000	American Media Operations, Inc., Global Company
	Guaranteed Notes (Callable 05/01/06 @ $105.13)	(CCC , Caa1)	05/01/09	10.250	920,000
1,250	CBD Media Holdings, Global Senior Notes
	(Callable 07/15/08 @ $104.63)	(CCC+ , Caa2)	07/15/12	9.250	1,273,437
1,725	Cenveo Corp., Global Senior Subordinated Notes
	(Callable 12/01/08 @ $103.94) §	(B- , B3)	12/01/13	7.875	1,690,500
500	Dex Media, Inc., Global Discount Notes (Callable
	11/15/08 @ $104.50) +§	(B , B3)	11/15/13	0.000	415,000
1,500	Dex Media, Inc., Global Discount Notes (Callable
	01/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	1,245,000
900	Dex Media, Inc., Global Notes (Callable 11/15/08
	@ $104.00)	(B , B3)	11/15/13	8.000	929,250
1,150	Haights Cross Operating Co., Global Company
	Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC , Caa1)	08/15/11	11.750	1,214,688
750	Houghton Mifflin Co., Global Senior Discount
	Notes (Callable 10/15/08 @ $105.75) +§	(B- , Caa2)	10/15/13	0.000	616,875
1,000	Houghton Mifflin Co., Global Senior Subordinated
	Notes (Callable 02/01/08 @ $104.94)	(B- , Caa1)	02/01/13	9.875	1,085,000
1,835	R.H. Donnelley Corp., Rule 144A, Senior Discount
	Notes (Callable 01/15/09 @ $103.44) ‡	(B , Caa1)	01/15/13	6.875	1,692,787
350	Vertis, Inc., Global Secured Notes (Callable
	04/01/06 @ $105.19)	(CCC , B3)	04/01/09	9.750	364,000
890	Vertis, Inc., Series B, Global Company Guaranteed
	Notes (Callable 06/15/06 @ $105.44) §	(CCC , Caa1)	06/15/09	10.875	876,650
1,650	WDAC Subsidiary Corp., Rule 144A, Senior Notes
	(Callable 12/01/09 @ $104.19) ‡§	(CCC+ , Caa1)	12/01/14	8.375	1,612,875

					13,936,062

Restaurants (2.7%)
850	Buffets, Inc., Global Senior Subordinated Notes
	(Callable 07/15/06 @ $105.62) §	(CCC , B3)	07/15/10	11.250	887,188
1,350	Denny’s Corp., Global Company Guaranteed Notes
	(Callable 10/01/08 @ $105.00) §	(CCC+ , Caa1)	10/01/12	10.000	1,387,125
250	Friendly Ice Cream Corp., Global Senior Notes
	(Callable 06/15/08 @ $104.19)	(B- , B2)	06/15/12	8.375	226,875
1,000	Mortons Restaurant Group, Inc., Global Secured
	Notes (Callable 07/01/07 @ $105.30)	(B- , B2)	07/01/10	7.500	1,082,500
1,000	O’Charleys, Inc., Global Senior Subordinated Notes
	(Callable 11/01/08 @ $104.50) §	(B , Ba3)	11/01/13	9.000	1,025,000
1,083	Romacorp, Inc., Senior Notes	(NR , NR)	12/31/08	10.500	270,772
550	Sbarro, Inc., Company Guaranteed Notes (Callable
	09/15/06 @ $101.83) §	(CCC+ , Caa2)	09/15/09	11.000	555,500
1,000	Uno Restaurant Corp., Rule 144A, Senior Notes
	(Callable 02/15/08 @ $110.00) ‡	(B- , B3)	02/15/11	10.000	847,500

					6,282,460

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Retail-Food & Drug (3.4%)
$525	Delhaize America, Inc., Global Company
	Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	$573,126
1,750	Duane Reade, Inc., Global Senior Subordinated
	Notes (Callable 08/01/08 @ $104.88) §	(CCC- , Caa3)	08/01/11	9.750	1,286,250
600	General Nutrition Center, Global Company
	Guaranteed Notes (Callable 01/15/08 @ $104.31)	(B- , B3)	01/15/11	8.625	591,000
1,000	Gregg Appliances, Inc., Senior Note (Callable
	02/01/09 @ $104.50)	(B , B2)	02/01/13	9.000	917,500
500	Ingles Markets, Inc., Global Company Guaranteed
	Notes (Callable 12/01/06 @ $104.44) §	(B , B3)	12/01/11	8.875	527,500
1,000	Rite Aid Corp., Global Company Guaranteed Notes
	(Callable 01/15/10 @ $103.75)	(B+ , B2)	01/15/15	7.500	962,500
1,775	Stater Brothers Holdings, Inc., Global Senior Notes
	(Callable 06/15/08 @ $104.06) §	(BB- , B1)	06/15/12	8.125	1,775,000
1,000	Stripes Acquisition LLC, Rule 144A, Senior Notes
	(Callable 12/15/09 @ $105.31) ‡	(B , B2)	12/15/13	10.625	1,040,000

					7,672,876

Retail Stores (4.7%)
950	Asbury Automotive Group, Inc., Global Company
	Guaranteed Notes (Callable 06/15/07 @ $104.50) §	(B , B3)	06/15/12	9.000	969,000
1,250	Brookstone Company, Inc., Rule 144A, Secured
	Notes (Callable 10/15/09 @ $106.00) ‡§	(B , B3)	10/15/12	12.000	1,162,500
1,000	CSK Auto, Inc., Global Company Guaranteed Notes
	(Callable 01/15/09 @ $103.50)	(B- , B2)	01/15/14	7.000	917,500
950	Finlay Fine Jewelry Corp., Global Senior Notes
	(Callable 06/01/08 @ $104.19) §	(B , B3)	06/01/12	8.375	847,875
1,175	GSC Holdings Corp., Rule 144A, Global Company
	Guaranteed Notes (Callable 10/01/09
	@ $104.00) ‡§	(B+ , Ba3)	10/01/12	8.000	1,147,094
500	Intcomex, Inc., Rule 144A, Secured Notes (Callable
	01/15/07 @ $106.00) ‡	(B- , Caa1)	01/15/11	11.750	490,000
825	JC Penney Company, Inc., Series MTNA, Notes	(BB+ , Ba1)	10/15/15	6.875	889,120
1,045	Movie Gallery, Inc., Global Senior Unsecured Notes
	(Callable 05/01/08 @ $105.50)	(CCC , B3)	05/01/12	11.000	792,894
500	Nebraska Book Company, Inc., Global Senior
	Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC+ , Caa1)	03/15/12	8.625	467,500
815	Neiman Marcus Group, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 10/15/10
	@ $105.19) ‡§	(B- , B3)	10/15/15	10.375	844,544
1,400	Southern States Cooperative, Inc., Rule 144A,
	Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	1,470,000
750	United Auto Group, Inc., Global Company
	Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	800,625

					10,798,652

Satellite (1.3%)
1,000	EchoStar DBS Corp., Global Company Guaranteed
	Notes §	(BB- , Ba3)	10/01/14	6.625	975,000
1,000	PanAmSat Corp., Global Company Guaranteed
	Notes (Callable 08/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	1,056,250
1,000	Sirius Satellite Radio, Inc., Global Senior
	Unsecured Notes (Callable 09/01/09 @ $104.81)	(CCC , Caa1)	08/01/13	9.625	987,500

					3,018,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Secondary Oil & Gas Producers (1.6%)
$1,933	Chesapeake Energy Corp., Senior Notes (Callable
	01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	$1,981,325
450	Fisher Communications, Inc., Global Senior Notes
	(Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	475,313
423	Magnum Hunter Resources, Inc., Global Company
	Guaranteed Notes (Callable 03/15/07 @ $104.80)	(B+ , Ba3)	03/15/12	9.600	460,541
200	Range Resources Corp., Global Company
	Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B , B2)	03/15/15	6.375	200,500
600	Whiting Petroleum Corp., Global Senior
	Subordinated Notes (Callable 05/01/08 @ $103.63)	(B- , B2)	05/01/12	7.250	615,750

					3,733,429

Services-Other (6.3%)
1,250	Allied Security Escrow Corp., Global Senior
	Subordinated Notes (Callable 07/15/08
	@ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	1,193,750
750	Cardtronics, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 08/15/09
	@ 104.63) ‡	(B- , Caa1)	08/15/13	9.250	755,625
500	Corrections Corporation of America, Senior
	Notes, (Callable 05/01/07 @ $103.75)	(BB- , Ba3)	05/01/11	7.500	518,125
1,000	DI FINANCE/DYNCORP INTL, Senior
	Subordinated Note (Callable 02/15/09 @ 104.75)	(B- , Caa1)	02/15/13	9.500	1,035,000
600	Hertz Corp., Rule 144A Senior Subordinated
	Notes (Callable 01/01/11 @ $105.25) ‡§	(B , B3)	01/01/16	10.500	630,000
500	Hertz Corp., Rule 144A, Senior Notes (Callable
	01/01/10 @ $104.44) ‡	(B , B1)	01/01/14	8.875	518,750
1,000	HydroChem Industrial Services, Inc., Rule 144A,
	Senior Subordinated Notes (Callable 02/15/09
	@ $104.63) ‡	(CCC+ , Caa1)	02/15/13	9.250	975,000
1,000	Integrated Alarm Services Group, Inc., Rule
	144A, Secured Notes (Callable 11/15/08
	@ $106.00) ‡#	(B- , B3)	11/15/11	12.750	985,000
750	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 04/01/06 @ $104.31)	(B , Caa1)	04/01/13	8.625	785,625
250	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 07/01/08 @ $103.31)	(B , Caa1)	01/01/16	6.625	236,250
980	La Petite Academy, Inc., Series B, Company
	Guaranteed Notes (Callable 05/15/06 @ $100.00) §	(CC , Ca)	05/15/08	10.000	648,944
750	Language Line, Inc., Global Senior Notes (Callable
	06/15/08 @ 105.56) §	(CCC+ , Caa1)	06/15/12	11.125	678,750
250	Mac-Gray Corp., Senior Notes (Callable 08/15/10
	@ $103.81)	(BB- , B1)	08/15/15	7.625	253,125
1,000	Muzak LLC/Muzak Finance Corp., Global Senior
	Notes (Callable 02/15/06 @ $105.00)	(CCC- , Caa2)	02/15/09	10.000	890,000
1,000	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	1,060,000
750	Stewart Enterprises, Inc., Rule 144A, Senior
	Notes (Callable 02/15/09 @ $103.13) ‡#§	(BB- , B1)	02/15/13	7.750	731,250
440	United Rentals North America, Inc., Global
	Company Guaranteed Notes (Callable 02/15/08
	@ $103.25)	(B+ , B3)	02/15/12	6.500	435,600
1,275	United Rentals North America, Inc., Global Senior
	Subordinated Notes (Callable 02/15/09 @ $103.50)	(B , Caa1)	02/15/14	7.000	1,214,437
900	Williams Scotsman, Inc., Global Company
	Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B , B3)	10/01/15	8.500	936,000

					14,481,231

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Technology (3.9%)
$1,300	Amkor Technology, Inc., Global Senior Notes
	(Callable 05/15/08 @ $103.88) §	(CCC+ , Caa1)	05/15/13	7.750	$1,150,500
170	Ampex Corp., Secured Notes ^	(NR , NR)	08/15/08	12.000	170,129
900	Magnachip Semiconductor, Global Senior
	Subordinated Notes (Callable 12/15/09
	@ $104.00) §	(B- , B2)	12/15/14	8.000	875,250
570	Sanmina-SCI Corp., Global Company Guaranteed
	Notes (Callable 03/01/09 @ $103.38) §	(B , B1)	03/01/13	6.750	547,200
725	Sanmina-SCI Corp., Senior Subordinated Notes
	(Callable 03/01/11 @ $104.06)	(B , B1)	03/01/16	8.125	725,000
650	Spansion LLC, Rule 144A Senior Notes (Callable
	01/15/11 @ $105.63) ‡	(B , Caa1)	01/15/16	11.250	617,500
1,750	SunGard Data Systems, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 08/15/10
	@ $105.13) ‡	(B- , Caa1)	08/15/15	10.250	1,767,500
675	SunGard Data Systems, Inc, Rule 144A, Senior
	Unsecured Notes (Callable 08/15/09 @ $104.56) ‡	(B- , B3)	08/15/13	9.125	705,375
1,000	Viasystems, Inc., Global Senior Subordinated
	Notes (Callable 01/15/08 @ $105.25)	(CCC+ , Caa2)	01/15/11	10.500	937,500
1,350	Xerox Corp., Senior Notes (Callable 06/15/08
	@ $103.81)	(BB- , Ba2)	06/15/13	7.625	1,441,125

					8,937,079

Textile/Apparel/Shoe Manufacturing (2.8%)
2,797	BGF Industries, Inc., Series B, Senior Subordinated
	Notes (Callable 01/15/07 @ $100.00)	(CCC- , Ca)	01/15/09	10.250	2,636,173
1,000	Levi Strauss & Co., Global Senior Notes (Callable
	01/15/10 @ $104.88)	(B- , Caa2)	01/15/15	9.750	1,058,750
1,200	Levi Strauss & Co., Global Senior Notes (Callable
	12/15/07 @ $106.12)	(B- , Caa2)	12/15/12	12.250	1,368,000
400	Phillips-Van Heusen Corp., Global Senior Notes
	(Callable 02/15/08 @ $103.63)	(BB , B1)	02/15/11	7.250	410,000
950	Propex Fabrics, Inc., Global Company Guaranteed
	Notes (Callable 12/01/08 @ $105.00)	(B- , B3)	12/01/12	10.000	850,250

					6,323,173

Tower (0.4%)
825	American Tower Corp., Class A, Global Senior
	Notes (Callable 10/15/08 @ $103.56) §	(BB- , B1)	10/15/12	7.125	860,063

Transportation/Other (0.2%)
651	H-Lines Finance Holding Corp., Global Senior
	Discount Notes (Callable 04/01/08 @ $105.50) +	(CCC+ , Caa2)	04/01/13	0.000	543,585

Utilities (5.0%)
1,000	AES Corp., Rule 144A, Secured Notes (Callable
	05/15/08 @ $104.50) ‡	(B+ , Ba3)	05/15/15	9.000	1,100,000
1,000	Allegheny Energy Supply Company LLC, Global
	Notes	(BB- , Ba3)	03/15/11	7.800	1,080,000
1,100	Aquila, Inc., Senior Notes	(B- , B2)	11/15/09	7.625	1,130,250
1,800	Calpine Generating Company LLC, Global Secured
	Notes (Callable 04/01/08 @ $103.50) #	(D , Caa1)	02/01/10	10.135	1,912,500
1,000	CMS Energy Corp., Global Senior Notes §	(B+ , B1)	07/15/08	8.900	1,070,000
800	CMS Energy Corp., Global Senior Notes	(B+ , B1)	08/01/10	7.750	846,000
350	Edison Mission Energy, Global Senior Notes	(B+ , B1)	08/15/08	10.000	382,375
1,300	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	1,342,250
1,000	Midwest Generation LLC, Global Secured Notes
	(Callable 05/01/09 @ $104.38)	(B , B1)	05/01/34	8.750	1,100,000
186	NRG Energy, Inc., Global Company Guaranteed
	Notes (Callable 12/15/08 @ $104.00)	(B , Ba3)	12/15/13	8.000	208,320

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Utilities (continued)
$625	NRG Energy, Inc., Senior Notes (Callable 02/01/11
	@ $103.69)	(B , B1)	02/01/16	7.375	$639,063
500	Sierra Pacific Resources, Global Senior Notes
	(Callable 03/15/09 @ $104.31)	(B- , B1)	03/15/14	8.625	546,641

					11,357,399

Wireless (4.9%)
450	AirGate PCS, Inc., Rule 144A, Secured Notes
	(Callable 01/01/07 @ $102.34) ‡§	(CCC , Caa1)	09/01/09	9.375	473,520
600	AirGate PCS, Inc., Secured Note (Callable
	01/01/07 @ $102.34) §	(CCC , Caa1)	09/01/09	9.375	631,500
750	Centennial Communications Corp., Global
	Company Guaranteed Notes (Callable 06/15/08
	@ $105.06)	(CCC , B3)	06/15/13	10.125	825,000
495	Dobson Cellular Systems, Global Secured Notes
	(Callable 11/01/08 @ $104.94)	(CCC , B2)	11/01/12	9.875	546,975
1,150	Dobson Communications Corp., Global Senior
	Notes (Callable 10/01/08 @ $104.44) §	(CCC , Caa2)	10/01/13	8.875	1,164,375
750	Horizon PCS, Inc., Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.69)	(CCC , B3)	07/15/12	11.375	868,125
850	iPCS, Inc., Global Senior Notes (Callable 05/01/08
	@ $105.75)	(CCC , B3)	05/01/12	11.500	983,875
500	Nextel Communications, Inc., Series D, Senior
	Notes (Callable 08/01/08 @ $103.69) §	(A- , Baa2)	08/01/15	7.375	528,818
500	Rural Cellular Corp., Global Senior Notes (Callable
	08/01/07 @ $104.94) §	(CCC , Caa1)	02/01/10	9.875	540,000
1,250	Rural Cellular Corp., Global Senior Subordinated
	Notes (Callable 01/15/07 @ $103.25) §	(CCC , Caa2)	01/15/10	9.750	1,281,250
675	Rural Cellular Corp., Rule 144A, Senior
	Subordinated Notes (Callable 11/01/07
	@ $102.00) ‡#§	(CCC , Caa2)	02/01/12	10.041	696,937
1,875	Triton PCS, Inc., Global Company Guaranteed
	Notes (Callable 06/01/08 @ $104.25)	(CCC- , Caa1)	06/01/13	8.500	1,781,250
725	Ubiquitel Operating Co., Global Senior Notes
	(Callable 03/01/07 @ $107.41)	(B- , Caa1)	03/01/11	9.875	799,312

					11,120,937

TOTAL U.S. CORPORATE BONDS (Cost $306,070,308)					304,129,447

FOREIGN CORPORATE BONDS (10.2%)
Broadband (0.3%)
$650	Global Crossing UK Finance, Company Guaranteed
	Notes (Callable 12/15/09 @ $105.38) (United
	Kingdom)	(B- , Caa1)	12/15/14	10.750	611,000

Building Products (0.2%)
1,250	Maax Holdings, Inc., Global Senior Discount Notes
	(Callable 12/15/08 @ $105.63) (Canada) +	(CCC , Caa3)	12/01/12	0.000	443,750

Cable (0.8%)
1,050	Kabel Deutschland GmbH, Rule 144A, Senior
	Notes (Callable 07/01/09 @ $105.31) (Germany) ‡	(B- , B2)	07/01/14	10.625	1,107,750
883	Telenet Group Holding NV, Rule 144A, Discount
	Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡+	(CCC+ , Caa1)	12/15/14	0.000	739,512

					1,847,262

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Chemicals (0.4%)
$877	Rhodia SA, Global Senior Notes (France)	(CCC+ , B3)	06/01/10	10.250	$975,663

Industrial - Other (0.5%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured
	Notes (Callable 08/01/10 @ $104.31) ‡	(B , B2)	08/01/15	8.625	1,055,000
1,021	International Utility Structures, Inc., Yankee
	Senior Subordinated Notes (Callable 02/01/06
	@ $100.00) (Canada) ^ø	(NR , NR)	02/01/08	10.750	0

					1,055,000

Leisure (0.6%)
1,250	NCL Corp., Global Senior Notes (Callable
	07/15/09 @ $105.31) (Bermuda) #	(B+ , B2)	07/15/14	10.625	1,314,063

Media (0.1%)
225	Quebecor Media, Inc., Rule 144A, Senior Notes
	(Callable 3/15/11 @ $103.88) ‡§	(B , B2)	03/15/16	7.750	230,625

Metals & Mining (0.8%)
1,000	Gerdau Ameristeel Corp., Global Senior Notes
	(Callable 07/15/07 @ $105.38) (Canada)	(BB- , Ba3)	07/15/11	10.375	1,107,500
650	Ispat Inland ULC, Global Secured Notes (Callable
	04/01/09 @ $104.88) (Canada)	(BBB+ , Baa3)	04/01/14	9.750	750,750

					1,858,250

Paper & Forest Products (1.5%)
650	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+ , B1)	06/15/11	7.750	612,625
650	Abitibi-Consolidated, Inc., Yankee Senior Notes
	(Canada) §	(B+ , B1)	04/01/15	8.375	614,250
750	JSG Funding PLC, Global Senior Notes (Callable
	10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	778,125
1,000	JSG Funding PLC, Global Senior Subordinated
	Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B- , Caa1)	04/01/15	7.750	890,000
1,200	Tembec Industries, Inc., Yankee Company
	Guaranteed Notes (Callable 06/30/06 @ $101.44)
	(Canada)	(CCC+ , B3)	06/30/09	8.625	567,000

					3,462,000

Pharmaceuticals (0.3%)
500	Biovail Corp., Yankee Senior Subordinated Notes
	(Callable 04/01/06 @ 103.94) (Canada) §	(BB- , B2)	04/01/10	7.875	519,375

Publishing (0.3%)
850	Quebecor World Capital Corp., Global Company
	Guaranteed Notes (Canada)	(BB , Ba3)	11/15/13	6.125	746,167

Retail-Food & Drug (0.7%)
1,725	Jean Coutu Group (PJC), Inc., Global Senior
	Subordinated Notes (Callable 08/01/09
	@ $104.25) (Canada)	(B- , Caa1)	08/01/14	8.500	1,651,688

Satellite (0.7%)
1,000	Intelsat Bermuda, Ltd., Rule 144A, Senior
	Notes (Callable 07/15/06 @ $101.00)
	(Bermuda) ‡#	(B+ , B2)	07/17/12	9.609	1,022,500
650	Intelsat, Ltd., Global Senior Notes	(B , Caa1)	11/01/08	5.250	598,000

					1,620,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Technology (1.3%)
$ 1,175	Celestica, Inc., Senior Subordinated Notes
	(Callable 07/01/08 @ $103.94) (Canada)	(B , B2)	07/01/11	7.875	$1,189,687
450	Flextronics International, Ltd., Global Senior
	Subordinated Notes (Callable 11/15/09
	@ $103.13) (Singapore) §	(BB- , Ba2)	11/15/14	6.250	441,000
1,700	New Asat, Ltd., Global Company Guaranteed
	Notes (Callable 02/01/08 @ $104.63) (Cayman
	Islands)	(B- , B3)	02/01/11	9.250	1,360,000

					2,990,687

Transportation/Other (1.1%)
445	Sea Containers, Ltd., Series B, Yankee Senior
	Notes (Bermuda)	(B , B3)	02/15/08	7.875	436,100
1,750	Ship Finance International, Ltd., Global Senior
	Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B , B1)	12/15/13	8.500	1,636,250
500	Titan Petrochemicals Group, Ltd., Rule 144A,
	Company Guaranteed Notes (Bermuda) ‡	(B+ , B1)	03/18/12	8.500	476,250

					2,548,600

Wireless (0.6%)
750	Millicom International Cellular SA, Global Senior
	Notes (Callable 12/01/08 @ $105.00)
	(Luxembourg) #	(B- , B3)	12/01/13	10.000	828,750
500	Rogers Wireless Communications, Inc., Global
	Secured Notes (Canada)	(BB , Ba3)	03/15/15	7.500	545,000

					1,373,750

TOTAL FOREIGN CORPORATE BONDS (Cost $24,830,638)					23,248,380

Number
of
Shares

COMMON STOCKS (1.5%)
Automobile Manufacturing/Vehicle Parts (0.0%)
774,557	Cambridge Industries Liquidating Trust ^*				0

Chemicals (0.1%)
4,893	Huntsman Corp. *				105,787

Food Processors/Beverage/Bottling (0.4%)
845	Crunch Equity Holdings, Class A *				908,340

Healthcare Facilities/Supplies (0.0%)
464	Magellan Health Services, Inc. *				16,927

Utilities (0.7%)
58,527	Mirant Corp. *				1,638,756

Wireless (0.3%)
99,764	Dobson Communications Corp., Class A *				740,249

TOTAL COMMON STOCKS (Cost $3,556,441)					3,410,059

Number
of
Shares		Value

WARRANTS (0.0%)
Broadband (0.0%)
6,750	GT Group Telecom, Inc., Rule 144A,
	strike price $0.00, expires 02/01/10 ‡^*	$0
5,980	Ono Finance PLC, expires 05/31/09 *	60

		60

Diversified Telecommunications (0.0%)
3,000	Versatel Telecom International NV, strike price
	$2.81, expires 05/15/08 *	3,751

Gaming (0.0%)
106	Windsor Woodmont Black Hawk, strike price $0.01,
	expires 03/15/10 ^*	0

Restaurants (0.0%)
336	New World Restaurant Group, Inc., strike price
	$13.00, expires 06/20/06 *	0

Technology (0.0%)
5,000	Asat Finance LLC, Rule 144A, strike price $18.60,
	expires 11/01/06 ‡*	625
204,293	Viasystems, Inc., strike price $25.31,
	expires 01/31/10 ^*	2,043

		2,668

TOTAL WARRANTS (Cost $3,938,143)		6,479

Par
(000)

REPURCHASE AGREEMENTS (22.9%)
$2,076	Bear Stearns & Co., 4.37%, Dated 01/31/06, due 2/01/06,
	proceeds at maturity $2,076,434 (fully collateralized by
	U.S. Treasury Strips, due 11/15/20, Market Value of
	collateral is $2,138,169)§§	2,076,182
1,387	Bear Stearns & Co., 4.50%, Dated 01/31/06, due 2/01/06,
	proceeds at maturity $1,386,998 (fully collateralized by
	U.S. Treasury Strips, due 11/15/20, Market Value of collateral
	is $1,427,098)§§	1,386,825
2,767	Bear Stearns & Co., 3.375%, Dated 01/31/06, due 02/01/06,
	proceeds at maturity $2,767,597 (fully collateralized by
	U.S. Treasury Strips, due 11/15/20, Market Value of collateral
	is $2,849,240)§§	2,767,338

Par
(000)		Value

REPURCHASE AGREEMENTS (continued)
$ 46,218	Bear Stearns & Co., 4.50%, Dated 01/31/06, due 02/01/06,
	proceeds at maturity $46,224,192, (fully collateralized by
	U.S. Treasury Strips, due 11/15/20,
	Freddie Mac CMO/ Series 2090, due 10/15/28,
	Fannie Mae REMIC Trust, due 01/25/24,
	Fannie Mae Strips CMO/Series, due 6/01/29,
	GNMA, due 05/16/29,
	Ginnie Mae REMIC Trust, due 11/16/29,
	Ginnie Mae REMIC Trust, due 10/16/30,
	Fannie Mae CMO/Series 2000-37, due 11/25/30,
	Freddie Mac, due 04/15/31,
	Fannie Mae, due 06/25/31,
	Fannie Mae, due 12/25/31,
	Fannie Mae CMO/Series 2001-81, due 01/18/32,
	Ginnie Mae CMO/Series 2001-61, due 09/20/30,
	Freddie Mac, due 06/15/31,
	Ginnie Mae CMO/Series 2002-20, due 03/20/32,
	Fannie Mae, due 06/25/32,
	Fannie Mae CMO/Series 2002-52, due 09/18/32,
	Fannie Mae CMO/Series 2002-71, due 11/25/32,
	Freddie Mac, due 06/15/29,
	Fannie Mae CMO/Series 2002-82, due 02/25/32,
	Ginnie Mae CMO/Series 2002-76, due 12/20/29,
	Fannie Mae CMO/Series 2002-95, due 02/25/17,
	Ginnie Mae CMO /Series 2003-001, due 06/16/31,
	Fannie Mae CMO/Series 2003-14, due 03/25/33,
	Fannie Mae CMO/Series 2003-20, 10/25/16,
	Fannie Mae, due 01/25/32,
	Fannie Mae CMO/Series 2003-43, due 05/25/33,
	Fannie Mae CMO/Series 2003-35, due 02/25/33,
	Freddie Mac CMO/Series 2601, due 11/15/17,
	Freddie Mac, due 04/15/17,
	Fannie Mae CMO/Series 2003-48, due 06/25/18,
	Fannie Mae CMO/Series 2003-52, due 07/25/17,
	Freddie Mac, due 09/15/31,
	Fannie Mae CMO/Series 2003-67, due 08/25/17,
	Fannie Mae, due 08/25/18,
	Market Value of collateral
	is $47,187,016)§§	$46,218,415

TOTAL REPURCHASE AGREEMENTS (Cost $52,448,760)		52,448,760

Number
of
Shares

SHORT TERM INVESTMENTS (13.1%)
15,000,000	American Beacon Money Market Fund §§	15,000,000
15,000,000	Reserve Funds Primary Fund Class 8 §§	15,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $30,000,000)		30,000,000

TOTAL INVESTMENTS AT VALUE (180.7%) (Cost $420,844,290)		413,243,125
LIABILITIES IN EXCESS OF OTHER ASSETS (-80.7%)		(184,490,070)

NET ASSETS (100.0%)		$228,753,055

INVESTMENT ABBREVIATIONS MTNA = Medium Term Note, Series A NR = Not Rated REMIC = Real Estate Mortgage Conduits

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations – The interest rate shown is the rate as of January 31, 2006.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $45,778,750 or 20.01% of net assets.
+	Step Bond – The interest stated is as of January 31, 2006 and will reset at a future date.
ø	Bond in default.
(1)	Par value of security held is less than 1,000.
*	Non-income producing security.
^	Not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the
Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Portfolio Valuation – Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Investments in mutual funds are valued at eh mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not reflect an investment’s fair value. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $420,844,290, $9,669,953, $(17,271,118) and $(7,601,165), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Credit Suisse High Yield Bond Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006